Average Annual Total Returns - Class K - BlackRock CoreAlpha Bond Fund	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Class K Shares
Average Annual Return:
1 Year	8.93%
5 Years	4.96%
10 Years	4.23%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.43%
5 Years	3.44%
10 Years	3.47%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.46%
5 Years	3.18%
10 Years	3.01%